Equity (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Movement of Number of Shares and Share Capital
The movement of number of shares and share capital is as follows:

	Year ended March 31,						Year ended March 31,
	2023						2022						2021
	Ordinary shares			‘A’ Ordinary shares			Ordinary shares			‘A’ Ordinary shares			Ordinary shares			‘A’ Ordinary shares
	No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)
Shares at the beginning	3,320,662,007	Rs.	6,641.8	508,502,896	Rs.	1,017.0	3,320,307,765	Rs.	6,641.1	508,502,896	Rs.	1,017.0	3,088,973,894	Rs.	6,178.4	508,502,896	Rs.	1,017.0
Shares issued on exercise of stock options by employees	682,318		1.4	—		—	354,242		0.7	—		—	—		—	—		—
Shares issued under Preferential allotment (refer note below)	—		—	—		—	—		—	—		—	231,333,871		462.7	—		—
Allotment of shares held in abeyance #	—		—	—		—	—		—	—		—	—		—	—		—

Shares at the end	3,321,344,325	Rs.	6,643.2	508,502,896	Rs.	1,017.0	3,320,662,007	Rs.	6,641.8	508,502,896	Rs.	1,017.0	3,320,307,765	Rs.	6,641.1	508,502,896	Rs.	1,017.0

		US$	80.8		US$	12.4

#	Out of shares held in abeyance - Rights issue of 2001, 2008 and 2015.